Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Funds Group (Invesco Funds Group)
Entity Central Index Key	0000019034
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Invesco Global Core Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class A
Trading Symbol	AWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class A)	$ 133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended
December
31, 2025, Class A shares of the Fund, excluding sales charge, returned 15.25%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class A) —including sales charge	8.93%	6.82%	8.08%
Invesco Global Core Equity Fund (Class A) —excluding sales charge	15.25%	8.03%	8.69%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 622,373,965
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,773,512
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised
The
Fund's
Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class C
Trading Symbol	AWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class C)	$ 213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal
year
ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 14.43%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class C) —including sales charge	13.43%	7.25%	8.05%
Invesco Global Core Equity Fund (Class C) —excluding sales charge	14.43%	7.25%	8.05%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 622,373,965
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,773,512
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised
The
Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R
Trading Symbol	AWSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R)	$ 160	1.49%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 14.97%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol
designs
, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R)	14.97%	7.77%	8.43%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 622,373,965
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,773,512
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The
Fund's
Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class Y
Trading Symbol	AWSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class Y)	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 15.60%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class Y)	15.60%	8.30%	8.97%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 622,373,965
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,773,512
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R5
Trading Symbol	AWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R5)	$ 102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 15.57%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R5)	15.57%	8.34%	9.00%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 622,373,965
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,773,512
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R6
Trading Symbol	AWSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Core Equity Fund (Class R6)	$ 95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
For the fiscal year ended December 31, 2025, global equities delivered positive results despite tariff related uncertainty in the first half of the year. Market sentiment improved in the second half of the year as investors focused on the positive effects of fiscal and monetary stimulus. Artificial intelligence (AI) remained a key market theme throughout the year. International equities outperformed US equities. Within international markets, value stocks outperformed, while in the US, growth stocks led performance. European equities and emerging market equities were among the strongest performers.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 15.70%. For the same time period, the MSCI World Index
SM
(Net) (the “Benchmark") returned 21.09%. The Fund underperformed its Benchmark primarily due to weaker stock selection in the financials, industrials, and health care sectors. These results were partially offset by strong stock selection within the consumer discretionary sector.
What contributed to performance?
Amphenol Corp. |
Amphenol designs, manufactures, and markets high-technology interconnect, sensor, and antenna solutions. The company benefited from strong demand for its electrical interconnect components, which sell into the data center industry. The company also benefited from strengthening military demand.
Taiwan Semiconductor Manufacturing Co. Ltd. |
Taiwan Semiconductor, a semiconductor foundry business, benefited from robust demand for high-performance computing chips related to the build-out of the infrastructure needed to support AI development.
What detracted from performance?
Thermo Fisher Scientific, Inc.
|
Thermo Fisher, a global leader in life sciences tools, consumables and diagnostics, downgraded its financial guidance for 2025 based on its early assessment of tariffs. This, combined with the increasingly hawkish healthcare policy proposals from the US federal government, led investors to worry whether its pharmaceutical and biotech customers will curtail research and development investments, potentially reducing their purchasing of Thermos' industry-leading equipment.
Canadian Pacific Kansas City Ltd. |
Canadian Pacific Kansas City is the first and only single-line railroad directly connecting Canada, the United States, and Mexico. Shares in the company underperformed as a result of ongoing tepid volume trends and concerns around the impact of tariffs on Mexico and Canada. The announced merger of Union Pacific and Norfolk Southern was also perceived to present an increased competitive threat to the company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Core Equity Fund (Class R6)	15.70%	8.42%	9.00%
MSCI World Index SM (Net)	21.09%	12.15%	12.17%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 622,373,965
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,773,512
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 622,373,965
Total number of portfolio holdings	70
Total advisory fees paid	$ 4,773,512
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.12%
NVIDIA Corp.	4.81%
Apple, Inc.	4.11%
Alphabet, Inc., Class A	3.73%
Amazon.com, Inc.	3.31%
Mastercard, Inc., Class A	2.87%
Canadian Pacific Kansas City Ltd.	2.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.51%
Meta Platforms, Inc., Class A	2.24%
Tencent Holdings Ltd.	2.05%
* Excluding money market fund holdings, if any.

Invesco Global Small Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class A
Trading Symbol	ESMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class A)	$ 153	1.38% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.38%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 22.00%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class A) —including sales charge	15.29%	7.08%	7.70%
Invesco Global Small Cap Equity Fund (Class A) —excluding sales charge	22.00%	8.29%	8.31%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 167,113,003
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,414,271
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since
December 31, 2024
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund. In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund.
Material Fund Change Expenses [Text Block]	Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since
December 31, 2024
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco Global Small Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class C
Trading Symbol	ESMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class C)	$ 237	2.14% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.14%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 21.12%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class C) —including sales charge	20.25%	7.48%	7.67%
Invesco Global Small Cap Equity Fund (Class C) —excluding sales charge	21.12%	7.48%	7.67%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 167,113,003
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,414,271
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025,
Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund.
In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund.
Material Fund Change Expenses [Text Block]	Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco Global Small Cap Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	ESMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class Y)	$ 127	1.14% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 22.43%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class Y)	22.43%	8.58%	8.59%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 167,113,003
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,414,271
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund. In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund.
Material Fund Change Expenses [Text Block]	Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco Global Small Cap Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Global Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	ESMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Small Cap Equity Fund (the “Fund”), formerly Invesco EQV European Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Small Cap Equity Fund (Class R6)	$ 120	1.08% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, despite posting double-digit returns, global small-cap equities lagged large cap peers, owing to enthusiasm around artificial intelligence and the continued leadership of larger technology companies in the US. In a year marked by deglobalization, rising protectionism and tariff pressures also benefited large caps due to their perceived safety and stability.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 22.51%. For the same time period, the MSCI ACWI Small Cap Index (Net) (the "Benchmark") returned 19.72%. The Fund outperformed the Benchmark primarily due to stronger stock selection within the energy sector. These results were partially offset by weaker stock selection within the information technology sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies has benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity. The holding was sold over the period in favor of holdings the team believed would to be a better fit for the portfolio.
What detracted from performance?
Hypoport SE
|
Hypoport is a German company that develops and operates digital platforms for the credit, real estate, and insurance industries. Despite reporting strong 2025 first half earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport's financing platform segment and weighed on Hypoport's shares over the period.
Fermi, Inc. |
Fermi is an electric grid company that held its initial public offering in October 2025. Shares came under pressure on the news that the company had ended a deal with its first tenant at its Matador data center campus in Texas. The agreement was worth up to $150 million.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Small Cap Equity Fund (Class R6)	22.51%	8.69%	8.64%
MSCI ACWI Small Cap Index (Net)	19.72%	7.29%	9.32%
MSCI Europe Index (Net)	35.41%	10.30%	8.52%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 167,113,003
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,414,271
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 167,113,003
Total number of portfolio holdings	111
Total advisory fees paid	$ 1,414,271
Portfolio turnover rate	147%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Karelia Tobacco Co., Inc. S.A.	2.31%
Asker Healthcare Group AB	2.03%
SigmaRoc PLC	1.88%
Laboratorios Farmaceuticos Rovi S.A.	1.65%
Flex Ltd.	1.56%
MACOM Technology Solutions Holdings, Inc.	1.55%
Piper Sandler Cos.	1.52%
Guardant Health, Inc.	1.43%
Helios Towers PLC	1.41%
Samsung Fire & Marine Insurance Co. Ltd.	1.40%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund. In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets. Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV European Small Company Fund was renamed Invesco Global Small Cap Equity Fund.
Material Fund Change Expenses [Text Block]	Additionally, the contractual management fee for the Fund was lowered to 0.85% of the Fund’s average daily net assets for the first $250 million in assets; 0.825% of the Fund’s average daily net assets for the next $250 million in assets; 0.785% of the Fund’s average daily net assets for the next $500 million in assets; and 0.76% of the Fund’s average daily net assets over $1 billion in assets. Further, the Fund’s expense limits for Class A, Class C, Class Y and Class R6 shares were lowered to 1.24%, 1.99%, 0.99% and 0.99%, respectively, of the Fund's average daily net assets pursuant to a new contractual fee waiver agreement with Invesco Advisers, Inc.
Material Fund Change Strategies [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Risks Change [Text Block]	In connection with repositioning the Fund to a global small cap equity fund, the Fund's principal investment strategies and risks changed, including revising its 80% investment policy, to reflect the Fund's focus on achieving its investment objective by investing in global small-capitalization issuers located in developed and emerging markets.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco International Small Company Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class A
Trading Symbol	IEGAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025
.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class A)	$ 171	1.51%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 25.83%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class A) —including sales charge	18.90%	6.77%	7.89%
Invesco International Small Company Fund (Class A) —excluding sales charge	25.83%	7.99%	8.51%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 666,583,791
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,465,218
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco International Small Company Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class C
Trading Symbol	IEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class C)	$ 254	2.26%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 24.90%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class C) —including sales charge	23.90%	7.18%	7.85%
Invesco International Small Company Fund (Class C) —excluding sales charge	24.90%	7.18%	7.85%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 666,583,791
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,465,218
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco International Small Company Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class Y
Trading Symbol	IEGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class Y)	$ 143	1.26%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 26.22%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class Y)	26.22%	8.27%	8.78%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 666,583,791
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,465,218
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco International Small Company Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class R5
Trading Symbol	IEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class R5)	$ 126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 26.31%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class R5)	26.31%	8.45%	8.94%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 666,583,791
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,465,218
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco International Small Company Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco International Small Company Fund
Class Name	Class R6
Trading Symbol	IEGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Small Company Fund (the “Fund”), formerly known as Invesco EQV International Small Company Fund, for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Small Company Fund (Class R6)	$ 118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, international small-cap equities lagged larger cap international peers but benefited from renewed investor interest relative to US and emerging market small caps. Rising protectionism and tariff pressures accelerated reshoring and nearshoring, helping smaller foreign firms face lower tariff drag and capitalize on supply-chain realignment.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 26.42%. For the same time period, the MSCI ACWI ex USA Small Cap Index (Net) (the "Benchmark") returned 29.26%. The Fund underperformed the Benchmark primarily due to weaker stock selection and an underweight in the materials sector. These results were partially offset by stronger stock selection in the industrials sector.
What contributed to performance?
Exail Technologies S.A. |
Exail Technologies is a French industrial company that is vertically integrated and specializes in advanced technologies for autonomous robotics. Exail Technologies benefited from a major contract with a leading navy for an autonomous anti-mine drone system that the company secured earlier in 2025.
flatexDEGIRO AG |
flatexDEGIRO is a leading pan-European discount broker. The stock performed well on strong earnings results driven by customer growth and rising commission income and customer activity.
What detracted from performance?
Amplifon SE
|
Amplifon is an Italian hearing aid retailer. The stock was weak as recovery in Europe, the Middle East and Africa (EMEA) remained elusive; this impacted the company’s first half of 2025 earnings, which came in lower than expected while guidance was revised downwards. Ultimately, the holding was exited in favor of holdings the team believes to be a better fit for the portfolio.
Hypoport SE |
Hypoport is a German company that develops and operates digital platforms for credit, real estate and insurance industries. Despite reporting strong first half of 2025 earnings results, ongoing weakness in the German housing market and a weaker economic backdrop impacted Hypoport’s financing platform segment and weighed on Hypoport's shares over the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Small Company Fund (Class R6)	26.42%	8.52%	9.01%
MSCI ACWI ex USA Small Cap Index (Net)	29.26%	6.91%	8.13%
MSCI ACWI ex-USA ® Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 666,583,791
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,465,218
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 666,583,791
Total number of portfolio holdings	75
Total advisory fees paid	$ 5,465,218
Portfolio turnover rate	80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten
holdings
*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten
holdings
*

(% of net assets)
Samsung Fire & Marine Insurance Co. Ltd.	3.09%
SigmaRoc PLC	2.63%
Konecranes OYJ	2.41%
Helios Towers PLC	2.38%
flatexDEGIRO AG	2.34%
CTS Eventim AG & Co. KGaA	2.33%
Lion Finance Group PLC	2.15%
Asker Healthcare Group AB	2.11%
SBM Offshore N.V.	2.08%
Kobe Bussan Co. Ltd.	2.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund
Changed
Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund. Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.

Material Fund Change Name [Text Block]	Effective August 22, 2025, Invesco EQV International Small Company Fund was renamed Invesco International Small Company Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund modified its principal investment strategies to reflect that the Fund no longer focuses on securities its portfolio managers consider to have potential for earnings or revenue growth.
Material Fund Change Adviser [Text Block]	Effective June 23, 2025, the Fund’s sub-adviser, Invesco Asset Management Limited, began providing day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco Small Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class A
Trading Symbol	SMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class A)	$ 126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class A shares of the Fund, excluding sales charge, returned 7.78%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class A) —including sales charge	1.86%	5.80%	8.65%
Invesco Small Cap Equity Fund (Class A) —excluding sales charge	7.78%	7.01%	9.26%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,042,013,941
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,233,332
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings , if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings , if any.

Invesco Small Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class C
Trading Symbol	SMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class C)	$ 203	1.96%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class C shares of the Fund, excluding sales charge, returned 6.98%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations
. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class C) —including sales charge	6.06%	6.21%	8.61%
Invesco Small Cap Equity Fund (Class C) —excluding sales charge	6.98%	6.21%	8.61%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,042,013,941
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,233,332
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp .	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp .	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R
Trading Symbol	SMERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R)	$ 152	1.46%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R shares of the Fund returned 7.54%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R)	7.54%	6.73%	8.99%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,042,013,941
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,233,332
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	SMEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class Y)	$ 100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class Y shares of the Fund returned 8.12%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class Y)	8.12%	7.27%	9.54%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,042,013,941
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,233,332
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund ? (as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The F
un
d's Hol
di
ngs?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R5
Trading Symbol	SMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R5)	$ 92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R5 shares of the Fund returned 8.15%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year wi
th accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R5)	8.15%	7.38%	9.69%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,042,013,941
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,233,332
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	SMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Year
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Equity Fund (Class R6)	$ 84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2025, US small cap equities saw improved performance as the Federal Reserve continued its easing cycle amid moderating inflation and a resilient labor market.
•
For the fiscal year ended December 31, 2025, Class R6 shares of the Fund returned 8.31%. For the same time period, the Russell 2000
®
Index (the "Benchmark") returned 12.81%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the materials, health care, financials, energy, and real estate sectors. These results were partially offset by stronger stock selection in the industrials, utilities, consumer staples, and consumer discretionary sectors.
What contributed to performance?
BrightSpring Health Services, Inc. |
BrightSpring Health provides home and community-based healthcare services. The stock contributed to performance as strong full-year results highlighted accelerating growth in its specialty and infusion pharmacy business.
Guardant Health, Inc. |
Guardant Health operates as a biotechnology company. The company delivered a strong year with accelerating oncology revenues, growing adoption of their blood biopsy tests that focus on cancer treatment selection and monitoring (Guardant360 and Reveal), and Guardant Shield for colorectal cancer emerging as a second growth engine.
ATI, Inc. |
ATI produces specialty materials for global industrial and aerospace markets. The stock contributed to performance as the company raised 2025 earnings guidance and provided a positive outlook for 2026, supported by strong commercial and defense aerospace demand.
What detracted from performance?
Fermi, Inc.
|
Fermi develops energy infrastructure. The company has faced delays and a canceled Amazon Web Services contract, creating uncertainty despite strong hyperscaler interest.
CareDx, Inc. |
CareDx develops, markets, and delivers a diagnostic surveillance solution for heart transplant recipients. The stock detracted from performance due to weaker demand for transplant diagnostics. We sold the stock during the period.
Q2 Holdings, Inc. |
Q2 Holdings, Inc. is a provider of secure, cloud-based virtual banking solutions. The stock detracted from performance as slower digital banking adoption and weaker client spending weighed on growth expectations. We sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Equity Fund (Class R6)	8.31%	7.47%	9.78%
Russell 2000 ® Index	12.81%	6.09%	9.62%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,042,013,941
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,233,332
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2025)
Fund net assets	$ 1,042,013,941
Total number of portfolio holdings	80
Total advisory fees paid	$ 7,233,332
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2025)
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
BrightSpring Health Services, Inc.	2.39%
Sanmina Corp.	2.31%
Piper Sandler Cos.	2.29%
MACOM Technology Solutions Holdings, Inc.	2.25%
Guardant Health, Inc.	2.20%
Bancorp, Inc. (The)	2.19%
ITT, Inc.	2.00%
Stifel Financial Corp.	1.93%
ATI, Inc.	1.93%
Banc of California, Inc.	1.90%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.